Income tax and social contribution (Details) - Schedule of changes in deferred income tax and social contribution - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Changes In Deferred Income Tax And Social Contribution Abstract
At the beginning of the year	R$ 45	R$ (82)	R$ (1,191)
Benefits (expenses) in the year	(40)	127	372
Corporate reorganization			45
Deconsolidation			883
Income tax effect	1
Exchange variation			(193)
Others			2
At the end of the year	R$ 6	R$ 45	R$ (82)